Warrant liability	12 Months Ended
Dec. 31, 2020
Warrant Liability [Abstract]
Warrant liability
15.	Warrant liability

2020

As part of the consideration for the private placement completed on November 3, 2020 (note 18a, 18c) where SALP and another investor participated equally, the Company issued 6,315,788 warrants that expire on November 3, 2025. On November 25, 2020, the Company issued 1,578,946 additional warrants with the same terms and conditions as described above for no additional consideration, following an amendment to the private placement agreement. Both of these issuances combined will be referred to as the November 2020 warrants. Each warrant can be exercised to acquire one common share at an exercise price initially set at US$5.50 and that can be reduced if equity financings are completed at a lower price before its expiry. The November 2020 warrants do not meet the definition of an equity instrument since the exercise price is denominated in US$ which is different than the functional currency of Liminal which is the CA$. Consequently, they are accounted for as a financial instrument, presented as a warrant liability in the consolidated statement of financial position and carried at fair value through profit or loss.

The fair value of the warrants issued on November 3, 2020 and then on November 25, 2020 were $10,263 and $2,227 respectively. The portion of the total issuance cost pertaining to the private placement allocated to the issuance of the November 3, 2020 warrants of $709 and the fair value of the additional warrants issued on November 25, 2020 were recorded in the consolidated statement of operation transactions in financing costs and administration, selling and marketing expenses respectively. The fair value of the warrant liability of the November 2020 warrants was $11,640 at December 31, 2020 ($5,820 for the November 2020 warrants held by SALP). The gain of $850 resulting from the change in fair value of the warrants since their issuance was recognized in the statement of operations for the year ended December 31, 2020.

The fair value of the November 2020 warrants on the various dates discussed above was calculated using a Black-Scholes option pricing model in a Monte Carlo simulation in order to evaluate the downward adjustment mechanism to the exercise price. The assumptions used at the different valuation dates are provided in the table below:

	December 31,	November 25,	November 3,
	2020	2020	2020
Underlying common share fair value (in US$)	$4.20	$3.97	$4.30
Remaining life until expiry	4.8	4.9	5.0
Volatility	49.0%	49.0%	49.0%
Risk-free interest rate	0.34%	0.38%	0.39%
Expected dividend rate	—	—	—
Fair value of a warrant calculated using a Black-Sholes pricing model (in US$)	$1.41	$1.29	$1.53
Fair value of exercise price adjustment mechanism (in US$)	$0.22	$0.24	$0.22
Illiquidity discount	29.0%	29.0%	30.0%
Fair value of a warrant (in US$)	$1.16	$1.08	$1.22
Fair value of a warrant (in CA$)	$1.47	$1.41	$1.62

2019

As consideration for the modification of the terms of the loan agreements between Liminal and SALP on November 14, 2018, the Company had a commitment to issue warrants, or Warrants #9, to SALP on or before March 20, 2019. The exact number of warrants to be issued was based on the number of warrants necessary to increase the ownership of SALP to 19.99% on a fully diluted basis at the date of issuance.

On February 22, 2019, the Company further amended the fourth loan agreement with SALP with the addition of two tranches, one of US$10 million and another one of US$5 million, that were drawn on February 22, 2019 and March 22, 2019 respectively. As consideration for the modification to the fourth loan agreement, the Company amended the terms applicable at the time of issuance of Warrants #9 to reduce the originally agreed exercise price from $1,000.00 to $156.36 per preferred share and to issue the Warrants #9 concurrently with this modification. Accordingly, the Company issued 19,402 warrants on February 22, 2019. Each warrant entitles the holder to acquire one preferred share (note 18c) at a price of $156.36 per preferred share and expires on February 22, 2027. The Warrants #9 did not meet the definition of an equity instrument since the underlying preferred shares qualify as a liability instrument, and therefore they were accounted for as a financial instrument carried at fair value through profit or loss and were presented in the consolidated statement of financial position as a warrant liability.

The change in fair value of the warrant liability between December 31, 2018, when it was valued at $157 and prior to its modification on February 22, 2019, in the amount of $218 was recorded in the consolidated statement of operations. The Company recorded the increase in fair value of the warrants of $1,137 resulting from the reduction of the exercise price of Warrants #9 on February 22, 2019 against the two additional tranches of the credit facility, treating the increase as financing fees. The change in fair value of the warrant liability between February 22, 2019, after the modification, and March 31, 2019 was an increase of $11 and a decrease in fair value of $1,369 (a gain) between March 31, 2019 to April 23, 2019. Both variations were recorded in the consolidated statements of operations. The estimated fair value of these warrants at April 23, 2019 was $153.

As part of the debt restructuring agreement entered into on April 23, 2019 (note 16), all the outstanding warrants belonging to SALP, including the Warrants #9, were cancelled and replaced by new warrants (note 18c). The cancellation and the issuance of new warrants was treated as a modification. Following this modification, the Warrants #9 no longer meet the definition of a liability instrument and the Company reclassified the fair value of the Warrants #9 as of April 23, 2019 of $153 from warrant liability to warrants classified as equity.

The fair value of Warrants #9 on the various dates was calculated using a Black-Scholes option pricing model with the assumptions provided in the table below. In order to estimate the fair value of the underlying preferred share, the Company used the market price of Liminal’s common shares at the measurement date, discounted for the fact that the preferred shares are illiquid. The value of the discount was calculated using a European put option model to sell a common share of Liminal at the price of $1,000.00 or $156.36 per share in 20 years.

	April 23,	February 22,	December 31,
	2019	2019	2018
Underlying preferred share fair value	32.43	152.15	130.00
Number of warrants issued	19,402	19,402	14,088
Volatility	55.6%	48.1%	44.5%
Risk-free interest rate	1.66%	1.84%	2.82%
Remaining life until expiry	7.8	8.0	7.9
Expected dividend rate	—	—	—